Angel Oak Mortgage Trust 2024-7 ABS-15G

Exhibit 99.18

Loan ID (Purchasing Lender)	Loan Number (Selling Lender)	Exception ID	Exception ID Date	Condition Category	Condition Standardized Description	Condition ID	Exception Level	Status	Condition Custom Description	Cleared Date	Compensating Factors	Lender Response	Comments	Loan Status	Moody's Initial Exception Grade	Moody's Final Exception Level Grade	Fitch Initial Exception Grade	Fitch Final Exception Level Grade	S&P Initial Exception Grade	S&P Final Exception Level Grade	Kroll Initial Exception Grade	Kroll Final Exception Level Grade	DBRS Initial Exception Grade	DBRS Final Exception Level Grade
2024070817	XXX	XXX	XXX	Property	Missing Estimated Replacement Cost New for Property	XXX	1	Closed	Missing insurers replacement cost estimator to confirm XXX dwelling coverage is sufficient.	XXX	Verified credit history - XXX middle credit score with no history of delinquency reported in the past XXX months. Minimum credit score required XXX; Verified reserves - XXX months verified reserves > XXX months reserves required.	XXX - Exception is cleared with the attached email correspondence from the insurer confirming a XXX; Dwelling Coverage XXX > XXX ofXXX. XXX Exception Cleared;

XXX - "Please advise why Insurance coverage greater than Unpaid Principal Balance is not sufficient." ** Refer to response posted XXX for agency requirements; coverage equal to the unpaid principal balance is acceptable, as long as it at least equals the minimum XXX of the insurable value of the improvements. Replacement cost estimator was not provided by insurer and Cost New was not provided by the appraiser, thus insurable value of improvements has not yet been determined to confirm coverage is sufficient. Additionally, XXX does not indicate that replacement cost coverage is included. Missing insurer replacement cost estimator, appraiser cost new, or confirmation from the insurer that the policy includes replacement cost covergXXX  Exception Remains;

XXX - Please clarify this suspense item as Insurance coverage exceeds both loan amount and appraised value. ** No exception cleared. Missing insurers replacement cost estimator. Total estimate of cost new was not provided by the appraiser, no insurer replacement cost estimator provided in file, and theXXX does not indicate replacement cost coverage is included, thus insurable value of the improvements has not yet been determined.

XXX requirements:

XXX of the insurable value of the improvements, as established by the property insurer; or

the unpaid principal balance of the mortgage, as long as it at least equals the minimum amount—XXX of the insurable value of the improvements—required to compensate for damage or loss on a replacement cost basis. If it does not, then coverage that does provide the minimum required amount must be obtained.

												XXX Exception Remains;	XXX - Exception is cleared with the attached email correspondence from the insurer confirming a XXX; Dwelling Coverage XXX > XXX of XXX. XXX Exception Cleared;	Approved	C	A	C	A	C	A	C	A	C	A
2024070817	XXX	XXX	XXX	Property	XXX Transaction	XXX	2	Acknowledged	Flip exception owned XXX mos < XXX increase in value: XXX sale XXX with a sales price of XXX Current appraisal value XXX	XXX	Verified credit history - XXX middle credit score with no history of delinquency reported in the past XXX months. Minimum credit score required XXX; Verified reserves - XXX months verified reserves > XXX months reserves required.		Client: XXX - Investor granted exception (GS) pg 175.	Approved	C	B	C	B	B	B	C	B	C	B
2024070817	XXX	XXX	XXX	Credit	Insufficient Verified Funds to Close	XXX	1	Closed	Missing Landmark XXX asset statements covering XXX month period used to satisfy cash to close and reserve requirements.	XXX	Verified credit history - XXX middle credit score with no history of delinquency reported in the past XXX months. Minimum credit score required XXX; Verified reserves - XXX months verified reserves > XXX months reserves required.	XXX - Exception is cleared with the attached XXX asset statements. XXX Exception Cleared;	XXX - Exception is cleared with the attached XXX asset statements. XXX Exception Cleared;	Approved	C	A	C	A	C	A	C	A	C	A
2024070817	XXX	XXX	XXX	Credit	Asset Documentation is Insufficient	XXX	1	Closed	XXX of XXX came from business, XXX , XXX (pg 106). Missing documentation used to confirm XXX ownership. For business funds the underwriter must review the business cash flow and ending balances to determine eligibility.	XXX	Verified credit history - XXX middle credit score with no history of delinquency reported in the past XXX months. Minimum credit score required XXX; Verified reserves - XXX months verified reserves > XXX months reserves required.	XXX - Attached XXX and XXX assignment are insufficient to document percentage of ownership. ** Refer to XXX; XXX not needed to satisfy cash to close or reserve requirements, thus exception is cleared. XXX Exception Cleared;	XXX - Attached XXX and XXX assignment are insufficient to document percentage of ownership. ** Refer to XXX XXX not needed to satisfy cash to close or reserve requirements, thus exception is cleared. XXX Exception Cleared;	Approved	C	A	C	A	C	A	C	A	C	A
2024070817	XXX	XXX	XXX	Credit	Underwriting Loan Approval is Deficient	XXX	1	Closed	Missing lender UW Decision/Loan approval. Only 1008 provided.	XXX	Verified credit history - XXX middle credit score with no history of delinquency reported in the past XXX months. Minimum credit score required XXX; Verified reserves - XXX months verified reserves > XXX months reserves required.	XXX - Exception is cleared with the attached UW Decision; CTC XXX XXX Exception Cleared;	XXX - Exception is cleared with the attached UW Decision; CTC XXX. XXX Exception Cleared;	Approved	C	A	C	A	C	A	C	A	C	A
2024070817	XXX	XXX	XXX	Compliance	Missing Title Holder Name from Title Evidence	XXX	1	Closed	Borrower executed a Personal Guaranty indicating transaction is an entity loan, however, the Mortgage, Title Commitment, and Warranty Deed reflect vesting in the borrowers name individually (pg 490,549,356,535).	XXX	Verified credit history - XXX middle credit score with no history of delinquency reported in the past XXX months. Minimum credit score required XXX; Verified reserves - XXX months verified reserves > XXX months reserves required.	XXX - Recd letter of clarification, "Personal Guarantee was executed in error. File should be as an Individual. The Mortgage, Title Commitment, and Warranty Deed reflect vesting in the borrowers name individually." XXX Exception Cleared;	XXX - XXX letter of clarification, "Personal Guarantee was executed in error. File should be as an Individual. The Mortgage, Title Commitment, and Warranty Deed reflect vesting in the borrowers name individually." XXX Exception Cleared;	Approved	C	A	C	A	C	A	C	A	C	A
2024070771	XXX	XXX	XXX	Compliance	Estimated Total Minimum/Maximum Payment Amount does not match the Disclosed Closing Disclosure Projected Payments Table (12 CFR 1026.37(b)(3))	XXX	1	Closed	Variance is due XXX tax amount. Review was unable to validate lender's property tax calculation of XXX. Review calculated XXX. Review calculation was based on sales price of XXX x tax rate of XXX per the tax cert pg 382. (Using standard XXX would have totaled XXX)--

									The Estimated Total Maximum Payment Amount in column XXX of the Disclosed Closing Disclosure Projected Payments Table does not match the value in the System Calculated Projected Payments Table. The Disclosed Projected Payments Table contains a value of (XXX), while the Calculated Projected Payments Table has a value of (XXX).	XXX	Verified credit history - Middle credit scores XXX with no history of delinquency reported. Minimum credit score required XXX; Verified housing payment history - VOE confirms XXX months satisfactory rental rating.; Low LTV/CLTV/HCLTV - XXX LTV < XXX Max Allowed.; Verified reserves - XXX months PITIA reserves > XXX months requried.	XXX- "The amount we have on our cd is correct. Are they not calculating the monthly XXX for XXX which is also listed on the appraisal report as this is a XXX. Please escalated. Thank you". ** No exception cleared. Review Insurance XXX and XXX is in agreements with the final 1003. Difference is due to property taxes, review calculation of XXX is based on the tax rate of XXX and property value of XXX. Review is unable to determine how the disclosed property tax of XXX was derived. XXX Exception Remains;	XXX Lender provided tax calculation to validate amount used to qualify: XXX PP x XXX TR + XXX S/A / XXX = XXX	Funded	C	A	C	A	C	A	C	A	C	A
2024070771	XXX	XXX	XXX	Compliance	Missing Title Holder Name from Title Evidence	XXX	1	Closed	Missing title supplement reflecting vesting in XXX, XXX, and XXX and XXX, XXX, as per XXX, Sales Contract, 1003, and Warranty Deed (pg 225,316,505,401).	XXX	Verified credit history - Middle credit scores XXX with no history of delinquency reported. Minimum credit score required XXX Verified housing payment history - VOE confirms XXX months satisfactory rental rating.; Low LTV/CLTV/HCLTV - XXX LTV < XXX Max Allowed.; Verified reserves - XXX months PITIA reserves > XXX months requried.	XXX - Exception is cleared with the attached copy of the XXX reflecting the correct title vesting. XXX Exception Cleared;	XXX - Exception is cleared with the attached copy of the final title policy reflecting the correct title vesting. XXX Exception Cleared;	Funded	C	A	C	A	C	A	C	A	C	A
2024070771	XXX	XXX	XXX	Property	XXX	XXX	2	Acknowledged	XXX deductible > XXX (pg 326,170)		Verified credit history - Middle credit scores XXX with no history of delinquency reported. Minimum credit score required XXX; Verified housing payment history - VOE confirms XXX months satisfactory rental rating.; Low LTV/CLTV/HCLTV - XXX LTV < XXX Max Allowed.; Verified reserves - XXX months PITIA reserves > XXX months requried.		Client: Investor Acknowledged Exception	Funded	C	B	C	B	B	B	C	B	C	B